UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Columbia Government Money Market Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Effective	Par/
Issuer	Yield	Principal	Value

U.S. Government & Agency Obligations (67.3%)

Federal Home Loan Bank Discount Notes
04/29/11	0.110%	$12,000,000	$11,998,973
06/10/11	0.120%	5,000,000	4,998,833
Federal Home Loan Bank Discount Notes(a)
05/20/11	0.100%	5,000,000	4,999,320
Federal Home Loan Banks
03/06/12	0.450%	1,000,000	1,000,000
03/14/12	0.460%	3,000,000	3,000,000
Federal Home Loan Banks(b)
01/19/12	0.250%	1,000,000	1,000,000
01/24/12	0.250%	2,000,000	2,000,000
02/02/12	0.250%	2,000,000	2,000,000
Federal Home Loan Banks(c)
04/27/12	0.410%	2,000,000	2,000,000
Federal Home Loan Mortgage Corp.
07/18/11	0.170%	5,000,000	4,997,450
Federal National Mortgage Association
04/28/11	0.190%	10,000,000	9,998,538
U.S. Treasury Bills
04/28/11	0.060%	30,000,000	29,998,650
U.S. Treasury Bills(a)
08/25/11	0.150%	10,000,000	9,993,876

Total U.S. Government & Agency Obligations (Cost: $87,985,640)			$87,985,640

U.S. Government-Insured Debt (10.0%)

Straight-A Funding LLC(d)(e)
U.S. Treasury Government Guaranty
04/06/11	0.190%	$7,000,000	$6,999,786
04/07/11	0.190%	5,000,000	4,999,817

	Effective	Par/
Issuer	Yield	Principal	Value

U.S. Government-Insured Debt (continued)

06/03/11	0.250%	$1,000,000	$999,562

Total U.S. Government-Insured Debt (Cost: $12,999,165)			$12,999,165

Repurchase Agreements (24.6%)

Barclays Bank PLC dated 03/31/11, matures 04/01/11, repurchase price $32,200,098 (collateralized by: U.S. Treasury Bond total market value $32,200,031)
	4.375%	$32,200,000	$32,200,000

Total Repurchase Agreements (Cost: $32,200,000)			$32,200,000

Investments of Cash Collateral Received for Securities on Loan (0.4%)

Repurchase Agreements (0.4%)
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $510,002(f)
	0.160%	$510,000	$510,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $510,000)			$510,000

Total Investments (Cost: $133,694,805)(g)			$133,694,805(h)
Other Assets & Liabilities, Net			(3,031,312)

Net Assets			$130,663,493

Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2011. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $12,999,165 or 9.95% of net assets.

(e)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$520,200

Total Market Value of Collateral Securities	$520,200

(g)	Also represents the cost of securities for federal income tax purposes at March 31, 2011.

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Short-Term Securities
U.S. Government & Agency Obligations	$—	$87,985,640	$—	$87,985,640
U.S. Government-Insured Debt	—	12,999,165	—	12,999,165
Repurchase Agreements	—	32,200,000	—	32,200,000

Total Short-Term Securities	—	133,184,805	—	133,184,805

Other
Investments of Cash Collateral Received for Securities on Loan	—	510,000	—	510,000

Total Other	—	510,000	—	510,000

Total	$—	$133,694,805	$—	$133,694,805

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
Columbia Select Large-Cap Value Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (87.9%)

CONSUMER DISCRETIONARY (8.4%)

Multiline Retail (4.4%)

JC Penney Co., Inc.(a)	360,000	$12,927,600
Nordstrom, Inc.	245,000	10,995,600

Total		23,923,200

Specialty Retail (4.0%)

Gap, Inc. (The)	390,000	8,837,400
Lowe’s Companies, Inc.	500,000	13,215,000

Total		22,052,400

TOTAL CONSUMER DISCRECTIONARY		45,975,600

CONSUMER STAPLES (11.3%)

Food & Staples Retailing (2.1%)

Costco Wholesale Corp.	155,000	11,364,600

Food Products (4.9%)

General Mills, Inc.	298,800	10,921,140
Tyson Foods, Inc., Class A	830,000	15,927,700

Total		26,848,840

Tobacco (4.3%)

Altria Group, Inc.	460,000	11,973,800
Philip Morris International, Inc.	180,000	11,813,400

Total		23,787,200

TOTAL CONSUMER STAPLES		62,000,640

ENERGY (14.1%)

Oil, Gas & Consumable Fuels (14.1%)

Chevron Corp.	120,000	12,891,600
ConocoPhillips	180,000	14,374,800
Marathon Oil Corp.	290,000	15,459,900
Valero Energy Corp.	590,000	17,593,800
Williams Companies, Inc. (The)	550,000	17,149,000

Total		77,469,100

TOTAL ENERGY		77,469,100

FINANCIALS (23.4%)

Capital Markets (2.1%)

Morgan Stanley	430,000	11,747,600

Commercial Banks (5.7%)

U.S. Bancorp(a)	550,000	14,536,500
Wells Fargo & Co.	520,000	16,484,000

Total		31,020,500

Diversified Financial Services (7.7%)

Bank of America Corp.	1,540,000	20,528,200

JPMorgan Chase & Co.	470,000	21,667,000

Total		42,195,200

Issuer	Shares	Value

Common Stocks (continued)

Insurance (7.9%)

MetLife, Inc.	330,000	$14,760,900
Prudential Financial, Inc.	190,000	11,700,200
Unum Group	630,000	16,537,500

Total		42,998,600

TOTAL FINANCIALS		127,961,900

HEALTH CARE (7.8%)

Health Care Equipment & Supplies (2.4%)

Baxter International, Inc.	240,000	12,904,800

Health Care Providers & Services (3.5%)

Humana, Inc.(b)	275,000	19,233,500

Pharmaceuticals (1.9%)

Bristol-Myers Squibb Co.(a)	390,000	10,307,700

TOTAL HEALTH CARE		42,446,000

INDUSTRIALS (11.1%)

Aerospace & Defense (6.4%)

General Dynamics Corp.	140,000	10,718,400
Honeywell International, Inc.	240,000	14,330,400
United Technologies Corp.	120,000	10,158,000

Total		35,206,800

Road & Rail (4.7%)

CSX Corp.	185,000	14,541,000
Union Pacific Corp.	115,000	11,307,950

Total		25,848,950

TOTAL INDUSTRIALS		61,055,750

INFORMATION TECHNOLOGY (2.7%)

Communications Equipment (2.7%)

Juniper Networks, Inc.(a)(b)	350,000	14,728,000

TOTAL INFORMATION TECHNOLOGY		14,728,000

MATERIALS (6.2%)

Chemicals (6.2%)

EI du Pont de Nemours & Co.	250,000	13,742,500
Praxair, Inc.	100,000	10,160,000
Sherwin-Williams Co. (The)(a)	120,000	10,078,800

Total		33,981,300

TOTAL MATERIALS		33,981,300

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (2.9%)

Independent Power Producers & Energy Traders (2.9%)

AES Corp. (The)(b)	1,240,000	$16,120,000

TOTAL UTILITIES		16,120,000

Total Common Stocks (Cost: $366,692,532)		$481,738,290

	Shares	Value

Money Market Fund (—%)
Columbia Short-Term Cash Fund, 0.229%(c)(d)	92,855	$92,855

Total Money Market Fund (Cost: $92,855)		$92,855

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (6.1%)

Asset-Backed Commercial Paper (0.2%)

Rhein-Main Securitisation Ltd.
04/18/11	0.551%	$998,671	$998,671

Certificates of Deposit (1.4%)

Credit Industrial et Commercial
06/07/11	0.400%	2,000,000	2,000,000

FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	1,500,000	1,500,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	1,998,172	1,998,172
United Overseas Bank Ltd.
05/23/11	0.400%	2,000,000	2,000,000

Total			7,498,172

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (4.5%)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,064(e)
	0.230%	$10,000,000	$10,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $1,003,584(e)
	0.160%	1,003,579	1,003,579
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $2,000,016(e)
	0.280%	2,000,000	2,000,000
Nomura Securities
dated 03/31/11, matures 04/01/11, repurchase price $2,000,013(e)
	0.240%	2,000,000	2,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $10,000,061(e)
	0.220%	10,000,000	10,000,000

Total			25,003,579

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $33,500,422)			$33,500,422

Total Investments (Cost: $400,285,809)(f)			$515,331,567(g)
Other Assets & Liabilities, Net			32,662,133

Net Assets			$547,993,700

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$735,412	$18,729,554	$(19,372,111)	$—	$92,855	$1,101	$92,855
(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$1,389
Fannie Mae Interest Strip	540,477
Fannie Mae Pool	4,760,356
Fannie Mae Principal Strip	50,941
Fannie Mae REMICS	158,514
Federal Farm Credit Bank	90,922
Federal Home Loan Banks	134,906
Federal Home Loan Mortgage Corp	79,034
Federal National Mortgage Association	61,819
FHLMC Structured Pass Through Securities	27,682
Freddie Mac Coupon Strips	599
Freddie Mac Gold Pool	674,629
Freddie Mac Non Gold Pool	2,044,067
Freddie Mac REMICS	202,495
Freddie Mac Strips	52,658
Ginnie Mae I Pool	143,064
Ginnie Mae II Pool	435,182
Government National Mortgage Association	168,991
LMA SA & LMA Americas	478
Metlife Short Term Funding	657
Sanofi-Aventis	2,042
Silver Tower US Fund	456
Suncorp-Metway Ltd	1,402
United States Treasury Inflation Indexed Bonds	30,044
United States Treasury Strip Coupon	489,561
United States Treasury Strip Principal	47,636

Total Market Value of Collateral Securities	$10,200,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$1,023,651

Total Market Value of Collateral Securities	$1,023,651

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$18,445
Fannie Mae Pool	1,035,500
Fannie Mae Principal Strip	17,729
Fannie Mae Whole Loan	16,854
Federal Farm Credit Bank	212,398
Federal Farm Credit Discount Notes	25,783
Federal Home Loan Bank Discount Notes	95,357
Federal Home Loan Banks	146,424
Federal Home Loan Mortgage Corp	10,502
Federal National Mortgage Association	121,280
FHLMC Structured Pass Through Securities	14,593
Freddie Mac Gold Pool	97,014
Freddie Mac Non Gold Pool	227,418
Government National Mortgage Association	703

Total Market Value of Collateral Securities	$2,040,000

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$1,485,629
Freddie Mac Gold Pool	554,371

Total Market Value of Collateral Securities	$2,040,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$17,810
Fannie Mae REMICS	2,916,534
Fannie Mae Whole Loan	10,831
Freddie Mac REMICS	4,211,063
Government National Mortgage Association	2,501,419
United States Treasury Bill	542,343

Total Market Value of Collateral Securities	$10,200,000

(f)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $400,286,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$119,375,000
Unrealized Depreciation	(4,329,000)

Net Unrealized Appreciation	$115,046,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$45,975,600	$—	$—	$45,975,600
Consumer Staples	62,000,640	—	—	62,000,640
Energy	77,469,100	—	—	77,469,100
Financials	127,961,900	—	—	127,961,900
Health Care	42,446,000	—	—	42,446,000
Industrials	61,055,750	—	—	61,055,750
Information Technology	14,728,000	—	—	14,728,000
Materials	33,981,300	—	—	33,981,300
Utilities	16,120,000	—	—	16,120,000

Total Equity Securities	481,738,290	—	—	481,738,290

Other
Affiliated Money Market Fund(c)	92,855	—	—	92,855
Investments of Cash Collateral Received for Securities on Loan	—	33,500,422	—	33,500,422

Total Other	92,855	33,500,422	—	33,593,277

Total	$481,831,145	$33,500,422	$—	$515,331,567

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Columbia Select Smaller-Cap Value Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (100.0%)

CONSUMER DISCRETIONARY (14.3%)

Auto Components (1.7%)

American Axle & Manufacturing Holdings, Inc.(a)(b)	700,000	$8,813,000

Diversified Consumer Services (3.3%)

Sotheby’s(a)	330,000	17,358,000

Hotels, Restaurants & Leisure (5.5%)

Penn National Gaming, Inc.(b)	355,000	13,156,300
Texas Roadhouse, Inc.(a)	925,000	15,715,750

Total		28,872,050

Household Durables (1.7%)

Lennar Corp., Class A(a)	500,000	9,060,000

Textiles, Apparel & Luxury Goods (2.1%)

Hanesbrands, Inc.(a)(b)	400,000	10,816,000

TOTAL CONSUMER DISCRECTIONARY		74,919,050

CONSUMER STAPLES (6.6%)

Beverages (0.7%)

Central European Distribution Corp.(a)(b)	340,000	3,859,000

Food Products (2.8%)

Smithfield Foods, Inc.(b)	610,000	14,676,600

Personal Products (3.1%)

Herbalife Ltd.(c)	200,000	16,272,000

TOTAL CONSUMER STAPLES		34,807,600

ENERGY (7.8%)

Energy Equipment & Services (7.8%)

Exterran Holdings, Inc.(a)(b)	375,000	8,898,750
Superior Energy Services, Inc.(b)	435,000	17,835,000
Tetra Technologies, Inc.(a)(b)	930,000	14,322,000

Total		41,055,750

TOTAL ENERGY		41,055,750

FINANCIALS (12.3%)

Insurance (12.3%)

Aspen Insurance Holdings Ltd.(a)(c)	400,000	11,024,000
Endurance Specialty Holdings Ltd.(a)(c)	290,000	14,157,800
Hanover Insurance Group, Inc. (The)(a)	260,000	11,765,000

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (cont.)

Infinity Property & Casualty Corp.(a)	210,000	$12,492,900
Lincoln National Corp.(a)	510,000	15,320,400

Total		64,760,100

TOTAL FINANCIALS		64,760,100

HEALTH CARE (4.9%)

Health Care Equipment & Supplies (1.2%)

Analogic Corp.(a)	110,000	6,220,500

Health Care Providers & Services (3.7%)

WellCare Health Plans, Inc.(a)(b)	465,034	19,508,177

TOTAL HEALTH CARE		25,728,677

INDUSTRIALS (30.6%)

Aerospace & Defense (3.3%)

Cubic Corp.(a)	305,006	17,537,845

Airlines (2.7%)

United Continental Holdings, Inc.(a)(b)	620,000	14,253,800

Commercial Services & Supplies (4.5%)

Brink’s Co. (The)(a)	300,000	9,933,000
Waste Connections, Inc.(a)	475,000	13,675,250

Total		23,608,250

Construction & Engineering (2.4%)

Shaw Group, Inc. (The)(b)	350,000	12,393,500

Electrical Equipment (10.2%)

Belden, Inc.(a)	440,000	16,522,000
EnerSys(a)(b)	490,000	19,477,500
Thomas & Betts Corp.(b)	300,000	17,841,000

Total		53,840,500

Machinery (4.6%)

Douglas Dynamics, Inc.(a)	298,570	4,257,608
Mueller Industries, Inc.(a)	355,000	13,000,100
Navistar International Corp.(a)(b)	97,000	6,725,010

Total		23,982,718

Professional Services (0.8%)

School Specialty, Inc.(a)(b)	297,500	4,254,250

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail (1.2%)

Swift Transportation Co.(a)(b)	414,400	$6,091,680

Transportation Infrastructure (0.9%)

Aegean Marine Petroleum Network, Inc.(c)	559,000	4,561,440

TOTAL INDUSTRIALS		160,523,983

INFORMATION TECHNOLOGY (19.3%)

IT Services (2.2%)

CACI International, Inc., Class A(a)(b)	184,784	11,330,955

Semiconductors & Semiconductor Equipment (10.5%)

Cypress Semiconductor Corp.(b)	909,989	17,635,587
ON Semiconductor Corp.(a)(b)	1,810,000	17,864,700
Varian Semiconductor Equipment Associates, Inc.(a)(b)	400,000	19,468,000

Total		54,968,287

Software (6.6%)

Lawson Software, Inc.(b)	1,600,000	19,360,000
Quest Software, Inc.(a)(b)	610,000	15,487,900

Total		34,847,900

TOTAL INFORMATION TECHNOLOGY		101,147,142

MATERIALS (4.2%)

Chemicals (2.3%)

Cytec Industries, Inc.(a)	20,600	1,120,022
Minerals Technologies, Inc.(a)	165,000	11,305,800

Total		12,425,822

Containers & Packaging (1.9%)

Owens-Illinois, Inc.(b)	325,000	9,811,750

TOTAL MATERIALS		22,237,572

Total Common Stocks (Cost: $319,185,355)		$525,179,874

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (20.7%)

Asset-Backed Commercial Paper (0.9%)

Macquarie Bank Ltd.
05/09/11	0.395%	$2,497,559	$2,497,559
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	1,997,341	1,997,341

Total			4,494,900

Certificates of Deposit (7.4%)

Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	5,000,000	5,000,000
Barclays Bank PLC
06/15/11	0.400%	3,000,000	3,000,000
Credit Industrial et Commercial
06/07/11	0.400%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	4,000,000	4,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	5,000,000	5,000,000
Norinchukin Bank
05/09/11	0.350%	4,000,000	4,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	5,000,000	5,000,000

Total			39,000,000

Other Short-Term Obligations (0.4%)

Natixis Financial Products LLC
04/01/11	0.470%	2,000,000	2,000,000

Repurchase Agreements (12.0%)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $20,000,128(d)
	0.230%	20,000,000	20,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $10,094,740(d)
	0.160%	10,094,695	10,094,695
Merrill Lynch Pierce Fenner & Smith, Inc.(d)
dated 03/31/11, matures 04/01/11, repurchase price $18,000,090
	0.180%	18,000,000	18,000,000
dated 01/18/11, matures 04/18/11, repurchase price $5,000,750
	0.300%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,078(d)
	0.280%	$10,000,000	$10,000,000

Total			63,094,695

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $108,589,595)			$108,589,595

Total Investments (Cost: $427,774,950)(e)			$633,769,469	(f)
Other Assets & Liabilities, Net			(108,809,711)

Net Assets			$524,959,758

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 8.77% of net assets.

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$2,778
Fannie Mae Interest Strip	1,080,954
Fannie Mae Pool	9,520,712
Fannie Mae Principal Strip	101,881
Fannie Mae REMICS	317,028
Federal Farm Credit Bank	181,845
Federal Home Loan Banks	269,812
Federal Home Loan Mortgage Corp	158,069
Federal National Mortgage Association	123,639
FHLMC Structured Pass Through Securities	55,363
Freddie Mac Coupon Strips	1,198
Freddie Mac Gold Pool	1,349,259
Freddie Mac Non Gold Pool	4,088,133
Freddie Mac REMICS	404,989
Freddie Mac Strips	105,315
Ginnie Mae I Pool	286,128
Ginnie Mae II Pool	870,363
Government National Mortgage Association	337,982
LMA SA & LMA Americas	957
Metlife Short Term Funding	1,314
Sanofi-Aventis	4,085
Silver Tower US Fund	912
Suncorp-Metway Ltd	2,804
United States Treasury Inflation Indexed Bonds	60,090
United States Treasury Strip Coupon	979,121
United States Treasury Strip Principal	95,271

Total Market Value of Collateral Securities	$20,400,002

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$10,296,589

Total Market Value of Collateral Securities	$10,296,589

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$5,231,881
Freddie Mac REMICS	3,906,689
Government National Mortgage Association	9,221,430

Total Market Value of Collateral Securities	$18,360,000

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$2,386,690
LMA SA & LMA Americas	80,684
Metlife Short Term Funding	709,608
Sanofi-Aventis	743,018
Silver Tower US Fund	707,367
Suncorp-Metway Ltd	622,633

Total Market Value of Collateral Securities	$5,250,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$92,222
Fannie Mae Pool	5,177,499
Fannie Mae Principal Strip	88,644
Fannie Mae Whole Loan	84,272
Federal Farm Credit Bank	1,061,990
Federal Farm Credit Discount Notes	128,917
Federal Home Loan Bank Discount Notes	476,787
Federal Home Loan Banks	732,122
Federal Home Loan Mortgage Corp	52,508
Federal National Mortgage Association	606,397
FHLMC Structured Pass Through Securities	72,964
Freddie Mac Gold Pool	485,071
Freddie Mac Non Gold Pool	1,137,091
Government National Mortgage Association	3,516

Total Market Value of Collateral Securities	$10,200,000

(e)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $427,775,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$217,946,000
Unrealized Depreciation	(11,952,000)

Net Unrealized Appreciation	$205,994,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$74,919,050	$—	$—	$74,919,050
Consumer Staples	34,807,600	—	—	34,807,600
Energy	41,055,750	—	—	41,055,750
Financials	64,760,100	—	—	64,760,100
Health Care	25,728,677	—	—	25,728,677
Industrials	160,523,983	—	—	160,523,983
Information Technology	101,147,142	—	—	101,147,142
Materials	22,237,572	—	—	22,237,572

Total Equity Securities	525,179,874	—	—	525,179,874

Other
Investments of Cash Collateral Received for Securities on Loan	—	108,589,595	—	108,589,595

Total Other	—	108,589,595	—	108,589,595

Total	$525,179,874	$108,589,595	$—	$633,769,469

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
Columbia Seligman Communications and Information Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (95.8%)

CONSUMER DISCRETIONARY (0.9%)

Internet & Catalog Retail (0.4%)

Amazon.com, Inc.(a)(b)	91,500	$16,481,895

Media (0.5%)

Virgin Media, Inc.(a)	837,400	23,271,346

TOTAL CONSUMER DISCRECTIONARY		39,753,241

HEALTH CARE (2.7%)

Biotechnology (0.3%)

Gilead Sciences, Inc.(b)	298,700	12,676,828

Health Care Equipment & Supplies (1.3%)

Baxter International, Inc.	999,400	53,737,738

Health Care Providers & Services (0.3%)

Quest Diagnostics, Inc.(a)	238,000	13,737,360

Life Sciences Tools & Services (0.8%)

Life Technologies Corp.(b)	373,265	19,566,551
Thermo Fisher Scientific, Inc.(b)	227,200	12,620,960

Total		32,187,511

TOTAL HEALTH CARE		112,339,437

INDUSTRIALS (2.8%)

Aerospace & Defense (2.2%)

General Dynamics Corp.	1,081,800	82,822,608
L-3 Communications Holdings, Inc.(a)	139,700	10,939,907

Total		93,762,515

Electrical Equipment (0.6%)

Nidec Corp.(a)(c)	218,300	18,907,003
Sensata Technologies Holding NV(b)(c)	205,481	7,136,355

Total		26,043,358

TOTAL INDUSTRIALS		119,805,873

INFORMATION TECHNOLOGY (89.3%)

Communications Equipment (4.6%)

Alcatel-Lucent, ADR(a)(b)(c)	2,803,200	16,286,592
Flashpoint Technology, Inc.(b)(e)(f)(g)	246,914	—
HTC Corp.(c)	160,000	6,249,571
Nortel Networks Corp.(b)(c)	819	22
QUALCOMM, Inc.	3,090,984	169,478,653

Total		192,014,838

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Computers & Peripherals (12.7%)

Apple, Inc.(b)	600,600	$209,279,070
Electronics for Imaging, Inc.(a)(b)(d)	4,784,000	70,372,640
Hewlett-Packard Co.	4,136,802	169,484,778
NetApp, Inc.(a)(b)	1,422,900	68,555,322
Toshiba Corp.(c)	3,861,600	18,881,687

Total		536,573,497

Electronic Equipment, Instruments & Components (2.2%)

Avnet, Inc.(b)	2,185,800	74,513,922
Jabil Circuit, Inc.	930,400	19,008,072

Total		93,521,994

Internet Software & Services (3.3%)

Google, Inc., Class A(b)	240,200	140,807,642

IT Services (5.1%)

Amdocs Ltd.(b)(c)	6,937,095	200,135,191
InterXion Holding NV(b)(c)	273,606	3,556,878
Rolta India Ltd.(c)	2,927,900	9,128,542

Total		212,820,611

Office Electronics (2.1%)

Xerox Corp.	8,119,000	86,467,350

Semiconductors & Semiconductor Equipment (22.2%)

ASML Holding NV(a)(b)(c)	4,803,200	213,742,400
Advanced Micro Devices, Inc.(a)(b)	9,648,865	82,980,239
Amkor Technology, Inc.(a)(b)	6,593,738	44,441,794
Intel Corp.	6,073,379	122,500,055
KLA-Tencor Corp.(a)	4,307,200	204,032,064
Lam Research Corp.(b)	930,700	52,733,462
Marvell Technology Group Ltd.(a)(b)(c)	7,735,363	120,284,895
Novellus Systems, Inc.(a)(b)	1,814,400	67,368,672
ON Semiconductor Corp.(a)(b)	621,000	6,129,270
Spansion, Inc., Class A(b)	1,105,323	20,636,380

Total		934,849,231

Software (37.0%)

Aspen Technology, Inc.(a)(b)	735,344	11,022,807
BMC Software, Inc.(b)	3,139,144	156,141,022
CA, Inc.	612,100	14,800,578
Check Point Software Technologies Ltd.(a)(b)(c)	2,483,643	126,789,975
JDA Software Group, Inc.(a)(b)(d)	2,699,600	81,689,896
Microsoft Corp.	7,984,500	202,486,920
Nuance Communications, Inc.(a)(b)	7,752,100	151,631,076
Oracle Corp.	4,753,600	158,627,632
Parametric Technology Corp.(a)(b)(d)	5,775,170	129,883,573

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (cont.)

Symantec Corp.(b)	12,351,800	$229,002,372
Synopsys, Inc.(b)(d)	10,760,103	297,516,848

Total		1,559,592,699

TOTAL INFORMATION TECHNOLOGY		3,756,647,862

UTILITIES (0.1%)

Independent Power Producers & Energy Traders (0.1%)

Miasole(e)(f)	805,620	3,486,723

TOTAL UTILITIES		3,486,723

Total Common Stocks (Cost: $3,536,376,247)		$4,032,033,136

Convertible Preferred Stocks (0.1%)

INFORMATION TECHNOLOGY (0.1%)

Computers & Peripherals (0.1%)

Silver Peak Systems, Inc.(e)(f)	2,620,545	$2,568,134

TOTAL INFORMATION TECHNOLOGY		2,568,134

UTILITIES (–%)

Independent Power Producers & Energy Traders (–%)

Miasole(e)(f)	62,288	269,583

TOTAL UTILITIES		269,583

Total Convertible Preferred Stocks (Cost: $10,310,464)		$2,837,717

Warrants (—%)

UTILITIES (–%)

Independent Power Producers & Energy Traders (–%)

Miasole Promissory Note(b)(e)(f)(g)	1	$—

TOTAL UTILITIES		—

Total Warrants (Cost: $21)		$—

	Shares	Value

Money Market Fund (2.3%)
Columbia Short-Term Cash Fund, 0.229%(d)(h)	96,490,326	$96,490,326

Total Money Market Fund (Cost: $96,490,326)		$96,490,326

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (10.3%)

Asset-Backed Commercial Paper (0.9%)

Antalis US Funding Corp.
04/08/11	0.260%	$14,999,133	$14,999,133
Cancara Asset Securitisation LLC
04/21/11	0.250%	9,998,125	9,998,125
Macquarie Bank Ltd.
05/09/11	0.395%	4,995,118	4,995,118
Rhein-Main Securitisation Ltd.
04/12/11	0.551%	4,993,125	4,993,125
Royal Park Investments Funding Corp.
06/17/11	0.601%	4,992,333	4,992,333

Total			39,977,834

Certificates of Deposit (6.0%)

Bank of Nova Scotia
05/12/11	0.220%	8,000,000	8,000,000
Barclays Bank PLC
05/23/11	0.400%	10,000,000	10,000,000
Canadian Imperial Bank
04/07/11	0.240%	7,000,000	7,000,000
Credit Agricole
04/21/11	0.400%	10,000,247	10,000,247
Credit Industrial et Commercial
04/04/11	0.500%	2,000,000	2,000,000
06/13/11	0.400%	10,000,000	10,000,000
07/01/11	0.430%	4,100,000	4,100,000
Credit Suisse
04/15/11	0.240%	6,000,000	6,000,000
DZ Bank AG
05/09/11	0.350%	6,000,000	6,000,000
Deutsche Bank AG
07/08/11	0.320%	9,000,000	9,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	5,000,000	5,000,000
05/17/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	3,000,000	3,000,000
06/27/11	0.380%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

KBC Bank NV
04/22/11	0.450%	$5,000,000	$5,000,000
04/25/11	0.450%	4,500,000	4,500,000
04/29/11	0.450%	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	9,991,355	9,991,355
05/23/11	0.345%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	3,000,000	3,000,000
Natixis
05/09/11	0.503%	12,000,000	12,000,000
Pohjola Bank PLC
06/10/11	0.470%	10,000,000	10,000,000
06/16/11	0.460%	7,500,000	7,500,000
Rabobank Group
04/27/11	0.298%	15,000,000	15,000,000
Societe Generale
07/01/11	0.363%	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	8,000,000	8,000,000
05/25/11	0.370%	4,995,430	4,995,430
Swedbank AB
04/05/11	0.170%	10,000,000	10,000,000
Union Bank of Switzerland
04/18/11	0.333%	6,000,000	6,000,000
United Overseas Bank Ltd.
04/11/11	0.390%	3,000,000	3,000,000
04/18/11	0.390%	8,000,000	8,000,000
Westpac Banking Corp.
05/09/11	0.230%	15,000,000	15,000,000

Total			251,087,032

Commercial Paper (0.6%)

ASB Finance Ltd.
05/03/11	0.391%	2,994,345	2,994,345
Macquarie Bank Ltd.
06/30/11	0.400%	4,994,889	4,994,889
PB Capital Corp.
05/09/11	0.530%	4,995,436	4,995,436
05/16/11	0.591%	998,443	998,443

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Suncorp Metway Ltd.
04/28/11	0.300%	$4,998,542	$4,998,542
Westpac Securities NZ Ltd.
09/02/11	0.341%	5,000,000	5,000,000

Total			23,981,655

Other Short-Term Obligations (0.2%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	5,000,000	5,000,000
Natixis Financial Products LLC
04/01/11	0.470%	5,000,000	5,000,000

Total			10,000,000

Repurchase Agreements (2.6%)

Barclays Capital, Inc.(i)
dated 10/13/10, matures 04/15/11, repurchase price $15,001,688
	0.270%	15,000,000	15,000,000
dated 11/04/10, matures 04/15/11, repurchase price $10,001,125
	0.270%	10,000,000	10,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $40,000,256(i)
	0.230%	40,000,000	40,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $7,734,447(i)
	0.160%	7,734,413	7,734,413
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $25,000,194(i)
	0.280%	25,000,000	25,000,000
Natixis Financial Products, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,036(i)
	0.130%	10,000,000	10,000,000

Total			107,734,413

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $432,780,934)			$432,780,934

Total Investments (Cost: $4,075,957,992)(j)			$4,564,142,113(k)
Other Assets & Liabilities, Net			(355,081,704)

Net Assets			$4,209,060,409

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 17.61% of net assets.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$72,185,927	$367,954,617	$(343,650,218)	$—	$96,490,326	$53,457	$96,490,326
Electronics for Imaging, Inc.	114,865,748	—	—	—	114,865,748	—	70,372,640
JDA Software Group, Inc.	63,348,353	—	—	—	63,348,353	—	81,689,896
Parametric Technology Corp.*	88,934,674	6,335,612	(9,931,890)	10,339,039	85,338,396	—	129,883,573
Synopsys, Inc.	266,023,654	—	—	—	266,023,654	—	297,516,848

Total	$605,358,356	$374,290,229	$(353,582,108)	$10,339,039	$626,066,477	$53,457	$675,953,283

*	Issuer was not an affiliate for the entire period ended March 31, 2011.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $6,324,440, representing 0.15% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

Flashpoint Technology, Inc.	09/10/99	$1,000,844
Miasole	07/10/08	10,032,163
Miasole	09/10/10 thru 10/7/10	268,690
Miasole Promissory Note	09/10/10	21
Silver Peaks Systems, Inc.	01/14/08	10,041,774
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2011, the value of these securities amounted to $6,324,440, which represents 0.15% of net assets.
(g)	Negligible market value.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2011.
(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$993,890
Arabella Ltd	1,412,983
BP Capital Markets PLC	512,202
BPCE	1,999,923
Dexia Delaware LLC	2,288,814
Electricite De France	1,799,160
European Investment Bank	1,427,398
Nationwide Building	978,071
Skandin Ens Banken AG	1,738,990
Societe Generale	2,598,569

Total Market Value of Collateral Securities	$15,750,000

Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$662,593
Arabella Ltd	941,989
BP Capital Markets PLC	341,468
BPCE	1,333,282
Dexia Delaware LLC	1,525,876
Electricite De France	1,199,440
European Investment Bank	951,599
Nationwide Building	652,047
Skandin Ens Banken AG	1,159,327
Societe Generale	1,732,379

Total Market Value of Collateral Securities	$10,500,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$5,555
Fannie Mae Interest Strip	2,161,907
Fannie Mae Pool	19,041,425
Fannie Mae Principal Strip	203,762
Fannie Mae REMICS	634,056
Federal Farm Credit Bank	363,689
Federal Home Loan Banks	539,625
Federal Home Loan Mortgage Corp	316,138
Federal National Mortgage Association	247,277
FHLMC Structured Pass Through Securities	110,726
Freddie Mac Coupon Strips	2,396
Freddie Mac Gold Pool	2,698,517
Freddie Mac Non Gold Pool	8,176,267
Freddie Mac REMICS	809,978
Freddie Mac Strips	210,630
Ginnie Mae I Pool	572,257
Ginnie Mae II Pool	1,740,726
Government National Mortgage Association	675,964
LMA SA & LMA Americas	1,914
Metlife Short Term Funding	2,628
Sanofi-Aventis	8,170
Silver Tower US Fund	1,824
Suncorp-Metway Ltd	5,608
United States Treasury Inflation Indexed Bonds	120,180
United States Treasury Strip Coupon	1,958,242
United States Treasury Strip Principal	190,543

Total Market Value of Collateral Securities	$40,800,004

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$7,889,101

Total Market Value of Collateral Securities	$7,889,101

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$230,556
Fannie Mae Pool	12,943,748
Fannie Mae Principal Strip	221,610
Fannie Mae Whole Loan	210,680
Federal Farm Credit Bank	2,654,974
Federal Farm Credit Discount Notes	322,292
Federal Home Loan Bank Discount Notes	1,191,968
Federal Home Loan Banks	1,830,304
Federal Home Loan Mortgage Corp	131,271
Federal National Mortgage Association	1,515,994
FHLMC Structured Pass Through Securities	182,409
Freddie Mac Gold Pool	1,212,677
Freddie Mac Non Gold Pool	2,842,728
Government National Mortgage Association	8,789

Total Market Value of Collateral Securities	$25,500,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Federal Home Loan Banks	$1,015,990
Federal Home Loan Mortgage Corp	1,278,195
Ginnie Mae II Pool	1,738
United States Treasury Note/Bond	7,904,117

Total Market Value of Collateral Securities	$10,200,040

(j)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $4,075,958,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$634,140,000
Unrealized Depreciation	(145,956,000)

Net unrealized Appreciation	$488,184,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$39,753,241	$—	$—	$39,753,241
Health Care	112,339,437	—	—	112,339,437
Industrials	100,898,870	18,907,003	—	119,805,873
Information Technology	3,722,388,040	34,259,822	—	3,756,647,862
Utilities	—	—	3,486,723	3,486,723
Convertible Preferred Stocks
Information Technology	—	—	2,568,134	2,568,134
Utilities	—	—	269,583	269,583

Total Equity Securities	3,975,379,588	53,166,825	6,324,440	4,034,870,853

Other
Affiliated Money Market Fund(c)	96,490,326	—	—	96,490,326
Investments of Cash Collateral Received for Securities on Loan	—	432,780,934	—	432,780,934

Total Other	96,490,326	432,780,934	—	529,271,260

Total	$4,071,869,914	$485,947,759	$6,324,440	$4,564,142,113

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Convertible
	Common Stocks	Preferred Stocks	Total

Balance as of December 31, 2010	$3,486,723	$2,837,717	$6,324,440
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	—	—	—
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of March 31, 2011	$3,486,723	$2,837,717	$6,324,440

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2.	Control and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke Treasurer and Principal Financial Officer

Date	May 20, 2011